COMMITMENTS - Summary of Operating Lease Maturities (Details) MMBTU in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) MMcf / d MMBTU
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 112,067
Transportation and processing agreements	$ 314,133
Market diversification contract commitments | MMBTU	60
Midstream services and governance agreement, purchased capacity access limits | MMcf / d	80.5
Midstream services and governance agreement, purchased capacity contract term	10 years
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 22,433
Transportation and processing agreements	53,943
2-3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	41,107
Transportation and processing agreements	92,147
4-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	33,782
Transportation and processing agreements	66,161
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	14,745
Transportation and processing agreements	$ 101,882